Accounts receivable (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	March 31, 2018	September 30, 2017
Accounts receivable – trade	$9,112,319	$5,050,951
Accounts receivable – related party	85,555	93,506
Allowance for doubtful accounts	(13,328)	—
Accounts receivable, net	$9,184,546	$5,144,457

	September 30, 2017	September 30, 2016
Accounts receivable – trade	$5,050,951	$5,254,562
Accounts receivable – related party	93,506	14,630
Accounts receivable, net	$5,144,457	$5,269,192

Schedule of allowance for doubtful accounts
	March 31, 2018	September 30, 2017
Beginning balance	$—	$—
Charged to expense	13,328	—
Ending balance	$13,328	$—